Business Segment Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 4,598,241,000	$ 4,231,351,000	$ 13,224,058,000	$ 12,390,014,000
Revenues from transactions with other same entity operating segments	0	0	0	0
Segment revenue	4,598,241,000	4,231,351,000	13,224,058,000	12,390,014,000
Segment operating income	669,942,000	613,530,000	1,851,323,000	1,664,893,000
Segment depreciation and amortization	196,591,000	179,838,000	572,583,000	536,651,000
Income (Loss) From Equity Method Investments	29,031,000	9,037,000	61,073,000	22,038,000
Segment Assets	17,998,260,000	25,151,973,000	17,998,260,000	25,151,973,000
thereof investment in equity method investees			709,814,000	667,699,000
Capital expenditures, acquisitions and investments	324,263,000	294,702,000	1,134,610,000	813,044,000
North America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,300,374,000	3,012,532,000	9,511,885,000	8,729,595,000
Revenues from transactions with other same entity operating segments	888,000	1,646,000	3,024,000	4,472,000
Segment revenue	3,301,262,000	3,014,178,000	9,514,909,000	8,734,067,000
Segment operating income	536,187,000	515,465,000	1,485,502,000	1,283,782,000
Segment depreciation and amortization	108,460,000	100,842,000	317,674,000	298,911,000
Income (Loss) From Equity Method Investments	26,164,000	6,873,000	57,103,000	15,383,000
Segment Assets	17,998,260,000		17,998,260,000
thereof investment in equity method investees			330,686,000	291,323,000
Capital expenditures, acquisitions and investments	192,340,000	140,126,000	741,879,000	427,529,000
EMEA Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	675,331,000	658,875,000	1,982,453,000	1,955,537,000
Revenues from transactions with other same entity operating segments	0	0	0	0
Segment revenue	675,331,000	658,875,000	1,982,453,000	1,955,537,000
Segment operating income	125,240,000	129,822,000	394,583,000	405,320,000
Segment depreciation and amortization	30,636,000	28,207,000	89,816,000	85,349,000
Income (Loss) From Equity Method Investments	1,200,000	1,101,000	1,859,000	3,983,000
Segment Assets	3,669,248,000	3,437,731,000	3,669,248,000	3,437,731,000
thereof investment in equity method investees			238,947,000	238,542,000
Capital expenditures, acquisitions and investments	41,881,000	53,235,000	145,651,000	125,419,000
Asia-Pacific Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	427,224,000	377,981,000	1,198,315,000	1,107,119,000
Revenues from transactions with other same entity operating segments	8,000	2,000	18,000	20,000
Segment revenue	427,232,000	377,983,000	1,198,333,000	1,107,139,000
Segment operating income	84,703,000	67,552,000	224,671,000	219,098,000
Segment depreciation and amortization	12,474,000	11,070,000	36,073,000	33,505,000
Income (Loss) From Equity Method Investments	1,163,000	652,000	936,000	1,848,000
Segment Assets	1,956,653,000	1,752,893,000	1,956,653,000	1,752,893,000
thereof investment in equity method investees			112,555,000	111,784,000
Capital expenditures, acquisitions and investments	20,627,000	9,530,000	38,482,000	33,465,000
Latin America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	191,670,000	175,573,000	519,888,000	576,145,000
Revenues from transactions with other same entity operating segments	50,000	148,000	148,000	392,000
Segment revenue	191,720,000	175,721,000	520,036,000	576,537,000
Segment operating income	20,032,000	(8,170,000)	47,178,000	25,398,000
Segment depreciation and amortization	4,663,000	2,326,000	12,511,000	11,375,000
Income (Loss) From Equity Method Investments	504,000	411,000	1,175,000	824,000
Segment Assets	751,451,000	616,199,000	751,451,000	616,199,000
thereof investment in equity method investees			27,626,000	26,050,000
Capital expenditures, acquisitions and investments	13,714,000	14,144,000	29,532,000	25,045,000
Segments Total
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,594,599,000	4,224,961,000	13,212,541,000	12,368,396,000
Revenues from transactions with other same entity operating segments	946,000	1,796,000	3,190,000	4,884,000
Segment revenue	4,595,545,000	4,226,757,000	13,215,731,000	12,373,280,000
Segment operating income	766,162,000	704,669,000	2,151,934,000	1,933,598,000
Segment depreciation and amortization	156,233,000	142,445,000	456,074,000	429,140,000
Income (Loss) From Equity Method Investments	29,031,000	9,037,000	61,073,000	22,038,000
Segment Assets	24,375,612,000	22,751,295,000	24,375,612,000	22,751,295,000
thereof investment in equity method investees			709,814,000	667,699,000
Capital expenditures, acquisitions and investments	268,562,000	217,035,000	955,544,000	611,458,000
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,642,000	6,390,000	11,517,000	21,618,000
Revenues from transactions with other same entity operating segments	(946,000)	(1,796,000)	(3,190,000)	(4,884,000)
Segment revenue	2,696,000	4,594,000	8,327,000	16,734,000
Segment operating income	(96,220,000)	(91,139,000)	(300,611,000)	(268,705,000)
Segment depreciation and amortization	40,358,000	37,393,000	116,509,000	107,511,000
Income (Loss) From Equity Method Investments	0	0	0	0
Segment Assets	2,282,873,000	2,400,678,000	2,282,873,000	2,400,678,000
thereof investment in equity method investees			0	0
Capital expenditures, acquisitions and investments	$ 55,701,000	$ 77,667,000	$ 179,066,000	$ 201,586,000